Acquisition of H Halston Trademarks (Details 1) - H Halston Trademarks [Member]	12 Months Ended
Dec. 31, 2014 USD ($)
Cash paid	$ 18,023,000
Direct transaction expenses	490,000
Total acquisition price	28,124,000
Common Stock [Member]
Fair value	9,000,000
Warrant [Member]
Fair value	$ 611,000